Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments
Summary of noncurrent investments included in other noncurrent assets

Equity method investments include our 50% equity investment in Venture Fuels Partnership, a coal marketing company, and are included in other noncurrent assets and have a carrying amount of the following at December 31 (in thousands):

	2013	2012
Equity method investments	$7,203	$8,367